SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Fair value
Impairment of investment in equity investee	$ 8,048	¥ 56,026	¥ 0	¥ 30,000